UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2FT
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           United Kingdom
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne         London, United Kingdom    August 15, 2011
       ------------------------ ------------------------  -----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:          $  2,563,233
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CBS CORP NEW                CL B            124857202   615,592 21,607,313 SH       SOLE             21,607,313
CME GROUP INC               COM             12572Q105     5,202     17,839 SH       SOLE                 17,839
DISNEY WALT CO              COM DISNEY      254687106   812,438 20,810,411 SH       SOLE             20,810,411
KANSAS CITY SOUTHERN        COM NEW         485170302    24,987    421,154 SH       SOLE                421,154
MCDONALDS CORP              COM             580135101    41,272    489,463 SH       SOLE                489,463
ORACLE CORP                 COM             68389X105   157,479  4,785,127 SH       SOLE              4,785,127
ROYAL BK SCOTLAND GROUP PLC SPON ADR SER H  780097879       692     30,914 SH       SOLE                 30,914
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S   780097739    10,049    580,852 SH       SOLE                580,852
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T   780097713     9,250    492,283 SH       SOLE                492,283
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q  780097754     3,439    197,200 SH       SOLE                197,200
UNION PAC CORP              COM             907818108   282,175  2,702,821 SH       SOLE              2,702,821
UNITED PARCEL SERVICE INC   CL B            911312106    49,990    685,451 SH       SOLE                685,451
VIACOM INC NEW              CL B            92553P201   533,471 10,460,212 SH       SOLE             10,460,212
WELLPOINT INC               COM             94973V107    17,198    218,337 SH       SOLE                218,337

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